Equity (Details) - Schedule of the Estimated Fair Values of the Stock Options - Stock Option [Member]	6 Months Ended
Jun. 30, 2023 USD ($) $ / shares
Schedule of the Estimated Fair Values of the Stock Options [Line Items]
Expected dividend yield (in Dollars) | $
Bottom of Range [Member]
Schedule of the Estimated Fair Values of the Stock Options [Line Items]
Exercise price (in Dollars per share)	$ 4.78
Expected term	5 years 3 months
Expected average volatility	70.00%
Risk-free interest rate	3.48%
Top of range [Member]
Schedule of the Estimated Fair Values of the Stock Options [Line Items]
Exercise price (in Dollars per share)	$ 7.02
Expected term	7 years
Expected average volatility	76.00%
Risk-free interest rate	4.27%